Volkswagen Auto Loan Enhanced Trust 2018-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 4-30-2021	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		5/18/2021
2	Payment Date		5/20/2021
3	Collection Period	4/1/2021	4/30/2021	30
4	Monthly Interest Period - Actual/360	4/20/2021	5/19/2021	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	238,000,000.00	—	—	—	—
7	Class A-2-A Notes	275,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3 Notes	337,000,000.00	144,168,908.92	18,271,291.40	125,897,617.52	0.3735834
10	Class A-4 Notes	100,000,000.00	100,000,000.00	—	100,000,000.00	1.0000000

11	Total Securities	$1,000,000,000.00	$244,168,908.92	$18,271,291.40	$225,897,617.52

12	Overcollateralization	30,934,557.54	30,934,557.54		30,934,557.54

13	Adjusted Pool Balance	$1,030,934,557.54	$275,103,466.46	$18,271,291.40	$256,832,175.06

14	YSOC	65,149,170.03	14,869,505.03		13,837,636.35

15	Net Pool Balance	$1,096,083,727.57	$289,972,971.49	$18,271,291.40	$270,669,811.41

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	2.75762%	N/A	—	—	—	—
17	Class A-2-A Notes	3.05000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.27588%	0.11588%	—	—	—	—
19	Class A-3 Notes	3.25000%	N/A	390,457.46	1.1586275	18,661,748.86	55.3761094
20	Class A-4 Notes	3.33000%	N/A	277,500.00	2.7750000	277,500.00	2.7750000

21	Total Securities			667,957.46		18,939,248.86

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	11,289,073.62
23	Scheduled Interest Payments Received	934,726.65
24	Prepayments of Principal Received	7,790,727.36
25	Liquidation Proceeds	111,573.84
26	Recoveries Received	284,534.90
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	20,410,636.37

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	57.15

31	Total Available Funds, prior to Servicer Advances	20,410,693.52

32	Servicer Advance (Item 76)	—

33	Total Available Funds + Servicer Advance	20,410,693.52

34	Reserve Account Draw Amount (Item 79)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	20,410,693.52

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 82)	—
37	Servicing Fees (Item 44)	241,644.14
38	Class A Noteholder Interest (Item 55)	667,957.46
39	Principal Distribution Amount (Item 68)	18,271,291.40
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	1,229,800.52

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	241,644.14	—	241,644.14

	Pro rata:
45	Class A-1 Interest	—	—	—
46	Class A-2-A Interest	—	—	—
47	Class A-2-B Interest	—	—	—
48	Class A-3 Interest	390,457.46	—	390,457.46
49	Class A-4 Interest	277,500.00	—	277,500.00
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	667,957.46	—	667,957.46

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			275,103,466.46
57	Beginning Net Pool Balance		289,972,971.49
58	Receipts of Scheduled Principal		(11,289,073.62)
59	Receipts of Prepaid Principal		(7,790,727.36)
60	Liquidation Proceeds		(111,573.84)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(111,785.26)

64	Ending Net Pool Balance		270,669,811.41
65	Yield Supplement Overcollateralization Amount		13,837,636.35

66	Adjusted Pool Balance		256,832,175.06
67	Less: Adjusted Pool Balance - End of Collection Period			256,832,175.06

68	Calculated Principal Distribution Amount			18,271,291.40

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)			20,410,693.52
70	Less: Prior Advance Reimbursement (Item 36)			—
71	Less: Servicing Fees Paid (Item 44)			241,644.14
72	Less: Interest Paid to Noteholders (Item 55)			667,957.46
73	Less: Calculated Principal Distribution (Item 68)			18,271,291.40

74	Equals: Remaining Available Funds before Servicer Advance			1,229,800.52
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,229,800.52
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			18,271,291.40

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $2,577,336.39, and (b) the aggregate note balance)			2,577,336.39
86	Initial Reserve Account Balance			2,577,336.39
87	Beginning Reserve Account Balance			2,577,336.39
88	Plus: Net Investment Income for the Collection Period			57.15

89	Subtotal: Reserve Fund Available for Distribution			2,577,393.54
90	Plus: Deposit of Excess Available Funds (Item 40)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			2,577,393.54
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			57.15

94	Equals: Ending Reserve Account Balance			2,577,336.39

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current
96	Net Pool Balance	1,096,083,728	289,972,971	270,669,811.41
97	Number of Current Contracts	50,798	25,698	24,748
98	Weighted Average Loan Rate	3.77%	3.83%	3.84%
99	Average Remaining Term	54.5	28.3	27.4
100	Average Original Term	64.5	66.4	66.4
101	Monthly Prepayment Rate		1.53%	1.36%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		11	223,359.10
103	Liquidation Proceeds on Related Vehicles			111,573.84
104	Recoveries Received on Receivables Previously Charged Off			284,534.90

105	Net Principal Losses for Current Collection Period		11	(172,749.64)

106	Beginning Net Principal Losses		1,038	7,101,487.22
107	Net Principal Losses for Current Collection Period		11	(172,749.64)

108	Cumulative Net Principal Losses		1,049	6,928,737.58

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,096,083,727.57)			0.63%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
110	Current	99.28%	24,634	268,724,427.12
111	31 - 60 Days Delinquent	0.63%	98	1,710,544.67
112	61 - 90 Days Delinquent	0.09%	16	234,839.62
113	91 - 120 Days Delinquent1	0.00%	—	—

114	Total	100.00%	24,748	270,669,811.41

H.	DELINQUENCY AND NET LOSS RATIOS

115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			-0.06%
117	Prior Period			-0.04%
118	Two Periods Prior			0.02%
119	Three Periods Prior			0.04%

120	Four Period Average (Current and Three Prior Collection Periods)			-0.01%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.09%
122	Prior Period			0.12%
123	Two Periods Prior			0.19%
124	Three Periods Prior			0.21%

125	Four Period Average (Current and Three Prior Collection Periods)			0.15%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.09%
128	Delinquency Trigger occurred in this collection Period?			No

I.	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief

			# Contracts	Securitization value
129	Beginning of Period:		2,265	36,002,890.71
130	Add: New Accounts Extended/Deferred		5	45,305.27
131	Deduct: Contracts Paid off/Charged-off		(65)	(1,085,817.73)
132	Change in Sec. Value		—	(1,019,391.56)

133	Ending of Period		2,205	33,942,986.69

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

1   Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero. Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer